Other equity (Tables)	12 Months Ended
Mar. 31, 2022
Other Equity [Abstract]
Summary of Hedge Reserve

(Amounts in INR)
As at April 1, 2020	(1,086)
OCI for the year (refer Note 53)	(4,072)
Attributable to non-controlling interests (refer Note 53)	(66)
As at March 31, 2021	(5,224)
OCI for the year (refer Note 53)	3,565
Recognition of non-controlling interests pursuant to the Transaction	716
Attributable to non-controlling interests (refer Note 53)	(385)
As at March 31, 2022	(1,328)

Summary of Share Based Payment Reserve

(Amounts in INR)
As at April 1, 2020	1,161
Expense for the year	177
Repurchase of vested stock options	(176)
Forfeiture of vested options	3
As at March 31, 2021	1,165
Expense for the year	2,505
Recognition of non-controlling interests pursuant to the Transaction	(117)
Repurchase of vested stock options	(24)
Amount utilised on exercise of stock options	(85)
As at March 31, 2022	3,444

Summary of Retained Earnings / (Losses)

(Amounts in INR)
As at April 1, 2020	1,207
Loss for the year	(7,818)
Re-measurement loss on defined benefit plans (net of tax)	(7)
Forfeiture of vested options	(3)
Acquisition of interest by NCI in subsidiaries	29
Repurchase of vested stock options	(470)
Debenture redemption reserve created during the year	(117)
Debenture redemption reserve released on account of repayment of debentures	811
Others*	(121)
As at March 31, 2021	(6,489)
Loss for the year	(16,077)
Re-measurement loss on defined benefit plans (net of tax)	6
Acquisition of interest by NCI in subsidiaries	1
Repurchase of vested stock options	(65)
Debenture redemption reserve created during the year	(5)
Debenture redemption reserve released on account of repayment of debentures	140
Adjustments / impact pursuant to the Transaction:
Distribution / cash paid to RPPL’s equity holders	(19,609)
Recognition of non-controlling interests pursuant to the Transaction	214
Change in fair value of put option liability / derecognition of non-controlling interests	(4,667)
Effect of approved capital reduction (refer Note 16)	9,128
Shares pending cancellation (refer Note 16)	(997)
As at March 31, 2022	(38,420)

* represents distribution to owner recognised for financial guarantees (refer Note 45)

Summary of Other Components of Equity

(Amounts in INR)
As at April 1, 2020*	2,279
As at March 31, 2021*	1,661
As at March 31, 2022*	(4,116)

* Represents capital reserve, debenture redemption reserve and foreign currency translation reserve as explained below.

Summary of Capital Reserve

(Amounts in INR)
As at April 1, 2020	(29)
Gain on acquisition of non-controlling interest	78
As at March 31, 2021	49
Acquisition of non-controlling interest (refer Note 55(c)(i))	(5,618)
Recognition of non-controlling interests pursuant to the Transaction	(5)
Allocation of other equity to non controlling interest	1
As at March 31, 2022	(5,573)

Summary of Debenture Redemption Reserve

(Amounts in INR)
As at April 1, 2020	2,296
Debenture redemption reserve created during the year	117
Debenture redemption reserve transferred to retained earnings during the year	(811)
As at March 31, 2021	1,602
Debenture redemption reserve created during the year	5
Recognition of non-controlling interests pursuant to the Transaction	(188)
Allocation of other equity to non controlling interest	(23)
Debenture redemption reserve transferred to Retained earnings / (losses) during the year	(140)
As at March 31, 2022	1,256

Summary of Foreign Currency Translation Reserve

(Amounts in INR)
As at April 1, 2020	12
Exchange differences on translation of foreign operations	(2)
At March 31, 2021	10
Exchange differences on translation of foreign operations	191
As at March 31, 2022	201